Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Going Concern

Going Concern

As of December 31, 2025, the Company incurred a net loss of $5,098,384 and negative cash flows from operating activities. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. During the next twelve months, the Company intends to fund its operations with revenue from revenue-producing activities by intensifying sales strategies and key account management, and exploring additional equity and debt financing. If the Company cannot secure additional short-term capital, it may cease operations. These financial statements and related notes thereto do not include any adjustments that might result from these uncertainties.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove a majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Use of Estimates

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the assessment of the allowance for doubtful accounts, the realizability of deferred income tax assets and cost of assurance-type warranty. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

The Company is required to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash Equivalents represent cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted Cash

Restricted Cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Company’s restricted cash is substantially cash balance in designated bank accounts as security for payment processing. Restriction on the use of such cash and the interest earned thereon is imposed by the banks and remains effective throughout the term of the security period. Upon maturities of the security period, the bank’s deposits are available for general use by the Company.

Short-term Investment

Short-term Investment

Short-term investments include wealth management products, which are certain deposits with principal not guaranteed with certain financial institutions and the Company can redeem the deposits at any time. The Company records wealth management products with maturities less than one year at fair value in accordance with ASC 825 Financial Instruments.

As of December 31, 2024 and 2025, the Company had short-term investments balance of nil and $1,435,901.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair Value of Financial Instruments – the Company adopted SFAS ASC 820-10-50, “Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level one – Quoted market prices in active markets for identical assets or liabilities;
●	Level two – Inputs other than level one inputs that are either directly or indirectly observable; and
●	Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

The Company’s financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, non-current financial investments, accounts receivable, accounts payable, short-term debts, notes payable and other liabilities.

Fair value measurements

Fair value measurements

The Company applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 — Observable inputs such as quoted prices for identical instruments in active markets;
●	Level 2 — Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;
●	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, advances to a related party, prepaid expenses and other current assets, accounts payable, taxes payable, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities. The fair value of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

The following table summarizes the equity measured at fair value on a recurring basis as of December 31, 2025, by level within the fair value hierarchy:

December 31, 2025	Level 3
Equity
Contingent consideration - common stock	$1,943,100
Contingent consideration - warant	53,388
Total equity measrued by fair value	1,996,488

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recognized and carried at original invoiced amount net of allowance for doubtful accounts. Receivables are considered overdue after 90 days. We review accounts receivable on a periodic basis and make general and specific allowances when there is doubt as to the collectability of individual balances after due date. In evaluating the collectability of individual receivable balances, we consider many factors, including the age of the balance, customer payment history, customer’s current creditworthiness, and current economic trends.

As for the year ended December 31, 2024 and 2025, the Company maintains an allowance for credit losses. Starting from January 1, 2023, the Company adopted ASU No.2016-13 “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”).” The Company used a modified retrospective approach, and the adoption does not have an impact on our consolidated financial statements. The Company estimates allowances for credit losses using relevant available information from both internal and external sources. In establishing the allowances, management considers historical losses, the financial condition, the accounts receivables aging, the payment patterns and the forecasted information in pooling basis upon the use of the Current Expected Credit Loss Model (“CECL Model”) in accordance with ASC topic 326, Financial Instruments - Credit Losses. The allowance is based on the current expected credit loss (“CECL”) model, which involves categorizing accounts receivable into age buckets (e.g., less than 1 year, 1 – 2 years and longer than 2 years), assessing the credit loss risk for each category.

Amounts are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company recognized no written-off amount recognized on accounts receivable for the fiscal years ended December 31, 2024 and 2025.

The Company made provisions for doubtful debts of $21,517, $37,927 and $53,371 for the fiscal years ended December 31, 2023, 2024 and 2025, respectively. The primary customers are public hospitals, with whom the Company had a track record of minimal credit losses in the past. This, along with our assessments of receivable aging, customer creditworthiness, and collection probability, supports our provision for expected credit losses.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost elements of inventories comprise the purchase price of products, and shipping charges to receive products from the suppliers when they are embedded in the purchase price. Cost is determined using the first-in-first-out (FIFO) method. Provisions are made for excessive, slow moving, expired and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Company continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, inventory aging, expiration date, expected demand, anticipated sales price, product obsolescence and other factors. The reserve is equal to the difference between the cost of inventory and the estimated net realizable value based upon the assumptions about future demand and market conditions.

Acquisition

Acquisition

These consolidated financial statements include the operations of acquired businesses from the date of the acquisitions. On November 25, 2025, the Company completed the acquisition of a 51% share of the capital of an operating subsidiary of iTonic Corporation, a Delaware corporation. The decision of whether to consolidate an entity for financial reporting purposes requires consideration of majority voting interests, as well as effective economic or other control over the entity.

We account for business combinations using the acquisition method. Under this method, the identifiable assets acquired, liabilities assumed, and any non-controlling interest are recorded at their estimated fair values. We engage third-party valuation specialists to assist in determining fair values. Our income approach valuation process depends on the assets being valued. Goodwill is measured as the excess of consideration transferred over the fair value of the assets acquired and the liabilities assumed. The allocation of the purchase price relies on estimates and significant assumptions to determine the fair values of identifiable assets acquired and liabilities assumed, particularly for intangible assets. These estimates are based on all available information as of the acquisition date and may involve assumptions about the timing and amounts of future revenues and expenses associated with an asset.

Management applied judgment in determining the fair value of the acquired assets in the iTonic Corporation acquisitions. The judgments made in determining the estimated fair value of the assets acquired, as well as the estimated useful lives of those assets, can materially affect net income in periods subsequent to the acquisition through depreciation and amortization. In particular, judgment was applied with respect to determining the fair value of acquired customer relationships, intangible assets, which involved the use of estimates and significant assumptions with respect to the timing and amounts of cash flow projections, the revenue growth rates, the customer attrition rates, the EBITDA margins, and the discount rate. Unanticipated events and circumstances may occur, which may affect the accuracy or validity of such assumptions or estimates

Business Combinations

The Company accounts for business combinations using the acquisition method of accounting in accordance with US GAAP. The cost of the business combination is measured as the aggregate of the fair values of assets given, liabilities incurred or assumed, and equity instruments issued. Costs directly attributable to the business combination are expensed as incurred, except the costs to issue debt which are amortized as part of the effective interest, and costs to issue equity which are included in shareholders’ equity.

Any contingent consideration is included in the cost of the business combination at fair value as at the date of acquisition. Subsequent changes to the assets, liability or equity which arise as a result of the contingent consideration are not affected against goodwill, unless they are valid measurement period adjustments.

Otherwise, all subsequent changes to the fair value of contingent consideration that is deemed to be an asset or liability is recognized in either profit or loss or in other comprehensive income, in accordance with relevant IFRS. Contingent consideration that is classified as equity is not remeasured, and its subsequent settlement is accounted for within shareholders’ equity.

The acquiree’s identifiable assets, liabilities and contingent liabilities which meet the recognition conditions of ASC 350 — Intangibles—Goodwill and Other (“ASC 350”) are recognized at their fair values at acquisition date, except for non-current assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 — Non-current Assets Held for Sale and Discontinued Operations, which are recognized at fair value less costs to sell.

Contingent liabilities are only included in the identifiable liabilities of the acquiree where there is a present obligation at acquisition date.

On acquisition, the acquiree’s assets and liabilities are reassessed in terms of classification and are reclassified where the classification is inappropriate for Company’s reporting purposes. This excludes lease agreements and insurance contracts whose classification remains as per their inception date.

Non-controlling interests in the acquiree are measured on an acquisition-by-acquisition basis either at fair value or at the non-controlling interests’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. This treatment applies to non-controlling interests which are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation. All other components of non-controlling interests are measured at their acquisition date fair values unless another measurement basis is required by US GAAP.

In cases where the Company held a non-controlling shareholding in the acquiree prior to obtaining control, that interest is measured to fair value as of the acquisition date. The measurement to fair value is included in profit or loss for the year. Where the existing shareholding was classified as an available-for-sale financial asset, the cumulative fair value adjustments recognized previously to other comprehensive income and accumulated in shareholders’ equity are recognized in profit or loss as a reclassification adjustment.

Goodwill is determined as the consideration paid, plus the fair value of any shares held prior to obtaining control, plus non-controlling interest and less the fair value of the identifiable assets and liabilities of the acquiree. If, in the case of a bargain purchase, the result of this formula is negative, then the difference is recognized directly in profit or loss.

Goodwill is not amortized but is tested on an annual basis for impairment. If goodwill is assessed to be impaired, that impairment is not subsequently reversed.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

The Company accounts for business acquisitions in accordance with GAAP. Goodwill in such acquisitions is determined as the excess of fair value over amounts attributable to specific tangible and intangible assets. GAAP specifies criteria to be used in determining whether intangible assets acquired in a business combination must be recognized and reported separately from goodwill. Amounts assigned to goodwill and other identifiable intangible assets are based on independent appraisals or internal estimates.

In accordance with GAAP, the Company does not amortize goodwill. Management evaluates the remaining useful life of an intangible asset that is not being amortized each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Amortizable intangible assets, including customer relationships are amortized on a straight-line basis over 10 years.

The Company tests goodwill for impairment annually as of December 31 or if an event occurs or circumstances change that indicate that the fair value of the entity, or the reporting unit, may be below its carrying amount (a “triggering event”). Whenever events or circumstances change, entities have the option to first make a qualitative evaluation about the likelihood of goodwill impairment. If impairment is deemed more likely than not, management would perform the two-step goodwill impairment test. Otherwise, the two-step impairment test is not required. In assessing the qualitative factors, the Company assessed relevant events and circumstances that may impact the fair value and the carrying amount of the reporting unit. The identification of the relevant events and circumstances and how these may impact a reporting unit’s fair value or carrying amount involve significant judgements and assumptions. The judgement and assumptions include the identification of macroeconomic conditions, industry and market considerations, overall financial performance, Company specific events and share price trends, an assessment of whether each relevant factor will impact the impairment test positively or negatively, and the magnitude of such impact.

If a quantitative assessment is performed, a reporting unit’s fair value is compared to its carrying value. A reporting unit’s fair value is determined based upon consideration of various valuation methodologies, including the income approach, which utilizes projected future cash flows discounted at rates commensurate with the risks involved and multiples of current and future earnings. If the fair value of a reporting unit is less than its carrying amount, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized cannot exceed the total amount of goodwill allocated to that reporting unit.

We test goodwill for impairment annually in the fiscal fourth quarter or whenever events or circumstances indicate the carrying value may not be recoverable.

The useful life of intangible assets has been assessed as follows:

Category	Useful Life
Property rights	5 years
Software	5 years
License	5 years
Customer relationships	5 years
IP	5 years

Acquisition-related costs

Acquisition-related costs, such as legal, accounting, valuation, and other professional fees, are expensed as incurred and are not included in consideration transferred.

Leases

Leases

The Company early adopted Accounting Standards Update (“ASU”) 2016-02, Leases (as amended by ASU 2018-01, 2018-10, 2018-11, 2018-20, and 2019-01, collectively “ASC 842”) on January 1, 2019 using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements. The Company elected the package of practical expedients permitted under the transition guidance within ASC 842, which among other things, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. As of December 31, 2024, all the leases of the Company have terms that are less than 12 months. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. For leases with lease term less than one year (short-term leases), the Company records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

The most significant impact upon adoption relates to the recognition of new Right-of-use (“ROU”) assets and lease liabilities on the Company’s consolidated balance sheets for office space leases. At the commencement date of a lease, the Company recognizes a lease liability for future fixed lease payments and a right-of-use (“ROU”) asset representing the right to use the underlying asset during the lease term. The lease liability is initially measured as the present value of the future fixed lease payments that will be made over the lease term. The lease term includes periods for which it’s reasonably certain that the renewal options will be exercised and periods for which it’s reasonably certain that the termination options will not be exercised. The future fixed lease payments are discounted using the rate implicit in the lease, if available, or the incremental borrowing rate (“IBR”). The Company will evaluate the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group. If the carrying value of the asset group is determined to not be recoverable and is in excess of the estimated fair value, the Company will record an impairment loss in other expenses in the consolidated statements of operations.

In addition, the carrying amount of a lease liability is subject to remeasurement in certain circumstances including lease modifications, changes in the lease term, or changes in the in-substance fixed lease payments. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in consolidated statement of income and other comprehensive income if the carrying amount of the right-of-use asset has been reduced to zero.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers, effective as of January 1, 2020. Accordingly, the audited consolidated financial statements for the years ended December 31, 2023, 2024 and 2025 are presented under ASC 606. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is the transaction price the Company expects to be entitled to in exchange for the promised services in a contract in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract;

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company is primarily engaged in the industry of medical instrumental software, with required medical instruments with which such software operates. Our main business during the reporting periods are sales of Particle Implantation Radiotherapy Treatment Planning System (FTTPS), sales of Medical Auxiliary Supplies, and others. No practical expedients were used when adoption ASC 606. Revenue recognition policies for each type of revenue stream are as follows:

Sales of FTTPS:

The Company sells FTTPS with computers, monitors or other medical equipment required by customers’ specific needs. The FTTPS sales contracts are primarily on a fixed price basis, which require the Company to provide core software, a set of hardware as peripherals to operate the software, and related services, including transportation, packaging, installation and training based on customers’ specific needs. The execution timeline of these sales contracts is typically within three months.

The hardware, software and services are considered as a single performance obligation, because the complete functionality required for brachytherapy is achieved only when these components are used in conjunction with one another. The customers cannot benefit from the hardware, software or services alone, but only upon the integration of software, hardware, installation and training. Typically, installation and training can be completed within two days after delivery. Revenue from sales of FTTPS is recognized at a point in time after the Company transferred control of the Company’s products and provided the services, generally upon the customer’s acceptance of the products and services. Beijing Feitian has not entered into any loss contracts to date.

In certain sales agreements, the Company provides an assurance-type warranty to the customers’ warranty. This type of warranty promises to repair or replace a delivered good or service if it does not perform as expected. Since an assurance-type warranty guarantees the functionality of a product, the warranty is not accounted for as a separate performance obligation, and thus no transaction price is allocated to it. Rather, to account for an assurance-type warranty the vendor should estimate and accrue a warranty liability when the promised products or service is delivered to the customer under ASC 460. Generally, the estimated claim rates of warranty are based on actual warranty experience or Company’s best estimate. There were no such reserves for the fiscal years ended December 31, 2022, 2023 and 2024 because the Company’s historical warranty expenses were immaterial to the Company’s consolidated financial statements.

Sales of Medical Auxiliary Supplies:

The Company sells Medical Auxiliary Supplies to customers for the operation of FTTPS system. The promised goods are considered as a single performance obligation because the sales of Medical Auxiliary Supplies are independent and irrelated to sales of FTTPS. Revenue from sales of Medical Auxiliary Supplies is recognized at the point in time when the goods are delivered and the customer has accepted the delivery.

Disaggregated information of revenues by products:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
Sales of FTTPS	$609,348	$369,550	$362,850
Sales of Medical Auxiliary Supplies	19,243	78,646	160,181
Total revenues	$628,591	$448,196	$523,031

Share-based compensation

Share-based compensation

The Company accounts for share-based compensation awards to non-employees in accordance with FASB ASC Topic 718 amended by ASU 2018-07. Under FASB ASC Topic 718, share compensation granted to non-employees has been determined as the fair value of the consideration received or the fair value of equity instrument issued, whichever is more reliably measured and is recognized as an expense as the goods or services are received. The Company amortized the share-based compensation expenses on a straight-line basis over the service period.

Contract balance

Contract balance

The Company recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. Payments received from its customers are based on the payment terms established in its contracts. Such payments are initially recorded to contract liabilities and are recognized into revenue as the Company satisfies its performance obligations. As of December 31, 2024 and 2025, the balance of contract liabilities amounted to $121,239 and $137,936, respectively.

During the years ended December 31, 2023, 2024 and 2025, the Company recognized $132,656, $28,668 and $31,637 revenue that was included in contract liabilities balance on January 1, 2023, 2024 and 2025, respectively. The Company expected to recognize the entire contract liabilities as of December 31, 2025 as revenue in the next 12 months.

Cost of revenue	Cost of revenue The cost of revenue consists primarily of finished goods and personnel-related costs for employees responsible for training, advisory, and technical customer support.
Selling expenses

Selling expenses

Selling expenses consist primarily of promotion and advertising expenses, business travel expenses, staff costs, and other daily expenses which are related to the selling and marketing departments. For the fiscal years ended December 31, 2023, 2024 and 2025, advertising expense was $2,128, $nil and $nil, respectively.

General and administrative expenses

General and administrative expenses

General and administrative expenses consist primarily of operating lease expenses, salary and welfare expenses and related expenses for employees involved in general corporate functions, including accounting, legal and human resources, and expenses associated with the operation of these functions, such as traveling and general expenses, professional service fees and other related expenses.

Research and Development Expenses	Research and Development Expenses Research and development expenses include outsourcing research expenses, salary, employee benefits, and related expenses for product development.
Income tax and deferred income taxation

Income tax and deferred income taxation

The Company follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred.

The Company’s operating subsidiary in the PRC is subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 (approximately $14,085). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.

No significant penalties or interest relating to income taxes have been incurred for the fiscal years ended December 31, 2023, 2024 and 2025.

Value added tax (“VAT”)

Value added tax (“VAT”)

The Company sells goods and renders services within the region of mainland China, and such business activities are subject to Value Added Tax (“VAT”) at 13% on sales. Output VAT on sales are collected from customers as a direct tax included in the contract considerations, and are later submitted to the tax authorities at a net amount after deducting input VAT we paid to suppliers on materials and services we purchased. The net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in mainland China remain subject to examination by the tax authorities for five years from the date of filing.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in shareholders’ equity during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income (loss) is reported in the consolidated statements of operations and comprehensive income (loss). Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings (loss) per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income (loss) available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of December 31, 2023, 2024 and 2025, there were no dilution impacts.

Foreign currency translation and transactions

Foreign currency translation and transactions

The reporting currency of the Company is U.S. dollars (“$”) and the accompanying consolidated financial statements have been expressed in U.S. dollars. The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using the Chinese Yuan (“RMB”), the local currency, as the functional currency. The Company’s consolidated financial statements has been translated into the reporting currency U.S. dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholders equity. Gains and losses from foreign currency transactions and balances are included in the results of operations.

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31, 2023	December 31, 2024	December 31, 2025
Year-end spot rate	$ 1 = RMB 7.0999	$ 1 = RMB 7.2993	$ 1 = RMB 6.9931
Average rate	$ 1 = RMB 7.0809	$ 1 = RMB 7.1975	$ 1 = RMB 7.1875

Related parties

Related parties

Related parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Employee benefit expenses

Employee benefit expenses

Full-time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salary. The Company has no legal obligation for the benefits beyond the contributions. The Company recognized expenses for employee benefits of $38,342, $42,473 and $47,185, for the fiscal years ended December 31, 2023, 2024 and 2025, respectively.

Statutory reserves

Statutory reserves

The Company is required to allocate at least 10% of its after-tax profit to the general reserve in accordance with the PRC accounting standards and regulations. The allocation to the general reserve will cease if such reserve has reached to 50% of the registered capital of respective company. These reserves can only be used for specific purposes and are not transferable to the Company in form of loans, advances, or cash dividends. There is no such regulation of providing statutory reserve in Hong Kong.

Segment reporting

Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (CODM), or decision making-group, in deciding how to allocate resources and in assessing performance.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets. This new guidance was effective for us beginning on this annual report for the year ended December 31, 2024, and applied retrospectively to all prior periods presented. The impact of the adoption of this guidance was not material to our financial position or results of operations, as the requirements impact only segment reporting disclosures in our notes to financial statements.

The Company operates as one operating and reportable segment. All of the Company’s long-lived assets, comprised of property and equipment, are based in China. All of the Company’s revenue was in China for the years ended December 31, 2023, 2024 and 2025, based on the location of the customers.

The Company’s CODM is our Chief Executive Officer. Our CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net income (loss). There is no reconciling items or adjustments between segment income (loss) and net income (loss) as presented in our statements of operations. The CODM does not review assets in evaluating the segment results and therefore such information is not presented.

Certain Risks and Concentration

Certain Risks and Concentration

Exchange Rate Risks

The Company operates in the PRC, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to the concentration of credit risks consist primarily of cash. The Company places its cash in good credit quality financial institutions in mainland China and Hong Kong. The bank deposits, with financial institutions in mainland China and Hong Kong are insured by the government authorities up to RMB500,000 and HKD800,000 per bank, respectively, as of December 31, 2025. The concentration of credit risks with respect to accounts receivable is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition. Cash balances in bank accounts in mainland China are insured by the People’s Bank of China Financial Stability Department (“FSD”) where there is an RMB 500,000 ($70,424) deposit insurance limit for a legal entity’s aggregated balance at each bank. As a result, the amounts not insured by the government authorities with amounts up to were $5,949,269 and $999,148 as of December 31, 2024 and 2025, respectively. As of December 31, 2025, substantially all of the Company’s cash were held by major financial institutions located in Hong Kong, which management believes are of high credit quality.

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note1, this may not be indicative of future results.

Major Customers

For the fiscal year ended December 31, 2025, the Company’s top two customers accounted for approximately 26% and 25% of total revenues, respectively. For the fiscal year ended December 31, 2024, the Company’s top two customers accounted for approximately 15% and 13% of total revenues, respectively. For the fiscal year ended December 31, 2023, the Company’s top three customers accounted for approximately 13%, 11% and 11% of total revenues, respectively. Except for the large customers mentioned above, no other customers of the Company individually contributed more than 10% of the Company’s revenue in the fiscal years ended December 31, 2025, 2024 or 2023.

As of December 31, 2025, the balance due from the top one customers accounted for approximately 33% of the Company’s total accounts receivable, respectively. As of December 31, 2024, the balance due from the top two customers accounted for approximately 17% and 10% of the Company’s total accounts receivable, respectively. Except for the customers mentioned above, no other customers of the Company individually contributed more than 10% of the Company’s accounts receivable in the fiscal years ended December 31, 2025 and 2024.

Major Suppliers

For the fiscal year ended December 31, 2025, two major suppliers accounted for approximately 54% and 14% of the total purchases, respectively. For the fiscal year ended December 31, 2024, three major suppliers accounted for approximately 24%, 18% and 17% of the total purchases, respectively. For the fiscal year ended December 31, 2023, three major suppliers accounted for approximately 32%, 20%, 11%, 11% and 11% of the total purchases, respectively. Except for the principal suppliers mentioned above, no other suppliers of the Company individually contributed more than 10% of the Company’s purchases in the fiscal years ended December 31, 2025, 2024 and 2023.

As of December 31, 2025, one supplier accounted for the balance of all accounts payable. As of December 31, 2024, one supplier accounted for the balance of all accounts payable. Except for the suppliers mentioned above, no other suppliers of the Company individually contributed more than 10% of the Company’s accounts payable in the fiscal years ended December 31, 2025 and 2024.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

i.	New and amended standards adopted by the Company:

The ASU 2023-07: Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures provides improvements to reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple measures of segment profit or loss, provide new segment disclosure requirements for entities with a single reportable segment and contain other disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. The ASU should be adopted retrospectively to all periods presented in the financial statements unless it is impracticable to do so. The Company adopted ASU 2023-09 for the year beginning on January 1, 2024. The adoption of ASU 2023-07 does not have a material impact on the Company’s consolidated balance sheets, statements of income and comprehensive income, cash flows or disclosures.

ii.	New and amended standards not yet adopted by the Company:

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by requiring disaggregation by certain jurisdictions. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods; early adoption is permitted. The Company adopted ASU 2023-09 for the year beginning on January 1, 2025 and does not expect the updated guidance to have a material impact on its disclosures.

ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), was issued in November 2024, which requires disclosure in the notes to the financial statements, of disaggregated information about certain costs and expenses that are included in expense line items on the face of the income statement. The requirements of ASU 2024-03 are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027 with early adoption permitted. The Company is currently evaluating the impact, if any, that the adoption of this standard will have on its Consolidated Financial Statements and disclosures.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, “Reporting Comprehensive Income — Expense Disaggregation Disclosures,” which focuses on improving the disclosures about a public business entity’s expenses and addresses requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, SG&A, and research and development). ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In November 2024, the FASB issued ASU 2024-04, Debt — Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The amendments provide guidance on accounting for induced conversions of convertible debt instruments. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for entities that have adopted the amendments in ASU 2020-06. The Company is currently evaluating the impact of this amendment and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations, or cash flows.

In January 2025, the FASB issued ASU 2025-01, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures.” The amendment in ASU 2025-01 amends the effective date of ASC 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of is permitted. The Company is currently evaluating the impact of this amendment and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In March 2025, the FASB issued ASU 2025-02, Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122. The amendments are effective immediately and must be applied on a fully retrospective basis to annual periods beginning after December 15, 2024. The Company does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations, or cash flows.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. The amendments provide guidance on identifying the accounting acquirer in transactions involving a variable interest entity. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual periods. Early adoption is permitted as of the beginning of an interim or annual reporting period. The Company is currently evaluating the impact of this amendment and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations, or cash flows.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments provide a practical expedient and, if applicable, an accounting policy election to simplify the measurement of credit losses for certain receivables and contract assets. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in any interim or annual period in which financial statements have not yet been issued or made available for issuance. The Company is currently evaluating the impact of this amendment and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations, or cash flows.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other (Topic 350): Internal-Use Software. The standard simplifies the accounting for internal-use software costs and is effective for fiscal years beginning after December 15, 2026. The Company does not expect adoption of this standard to have a material impact on its financial statements.

In December 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-11, Interim Reporting (Topic 270): Improvements to Interim Disclosure Requirements. The standard clarifies disclosure requirements for interim financial statements and is effective for interim periods beginning after December 15, 2026. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its condensed consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.